Summary of Significant Accounting Policies - Additional Information (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Allowance for credit losses	$ 0	$ 0
Payment of employee benefit	0
Employee benefits paid	$ 0